Document and Entity Information	Sep. 25, 2022
Details
Registrant CIK	0001680132
Document Type	8-K
Document Period End Date	Sep. 25, 2022
Entity Registrant Name	CANNABIS SUISSE CORP.
Entity Incorporation, State or Country Code	NV
Entity File Number	333-213009
Entity Tax Identification Number	38-3993849
Entity Address, Address Line One	10 North Newnan Street
Entity Address, Address Line Two	Suite A
Entity Address, City or Town	Jacksonville
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	32202
City Area Code	904
Local Phone Number	598-5820
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false